Consolidated Statements of Cash Flow	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)
OPERATING ACTIVITIES
Net income (loss) for the period	$ 18,977,000		$ (16,283,000)
Adjustments and items not affecting cash and cash equivalents:
Depletion, depreciation, amortization and accretion	7,385,000		7,145,000
Joint venture-equity share of loss (note 8)	464,000		0
Recognition of deferred revenue (note 12)		$ (3,207)	(2,762)
Post-employment benefit payments (note 13)	(110,000)		(90,000)
Loss (gain) on reclamation obligation revisions (note 14)	(585,000)		3,595,000
Reclamation obligation expenditures (note 14)	(815,000)		(826,000)
Gain on debt obligation adjustment (note 16)	(4,000)		(2,000)
Deferred income tax recovery (note 17)	(1,995,000)		(860,000)
Share purchase warrants liability issue costs expensed (note 18)	791,000		0
Gain on property, plant and equipment disposals (note 21)	(135,000)		(405,000)
Fair value change losses (gains):
Investment-equity instruments (notes 7 and 21)	(10,454,000)		(5,046,000)
Investments-uranium (notes 7 and 21)	(41,440,000)
Warrants on investment (notes 7 and 21)	(1,149,000)		0
Foreign exchange loss (note 21)	1,295,000		529,000
Share-based compensation (note 19)	2,832,000		1,827,000
Change in non-cash operating working capital items (note 21)	(199,000)	(199,000)	(307,000)
Net cash used in operating activities	(21,245,000)		(13,485,000)
INVESTING ACTIVITIES
Sale of investments-equity instruments (note 7)	12,826,000		477,000
Sale of warrants on investment (note 7)		2,774	0
Purchase of investments-equity (note 7)			(7,000)
Purchase of investments-uranium (note 7)		91,674	0
Issuance of Term loan and investment in joint venture (note 8)	(40,950,000)		0
Repayment of term loan (note 8)	20,450,000		0
Transaction costs-investment in joint venture (note 8)	(1,356,000)
Additions of property, plant and equipment (note 10)	(1,230,000)		(278,000)
Proceeds on disposal of property, plant and equipment	139,000		137,000
Decrease (increase) in restricted cash and investments	17,000		(24,000)
Net cash provided by (used in) investing activities	(99,004,000)		305,000
FINANCING ACTIVITIES
Issuance of debt obligations (note 16)		$ 34	0
Proceeds from unit issues, net of issue costs (note 18)	135,630,000		30,825,000
Proceeds from share issues, net of issue costs (note 18)	18,091,000		0
Proceeds from warrants exercised (note 18)	14,000
Proceeds from share options exercised (note 18)	6,300,000		148,000
Net cash provided by financing activities	159,817,000		30,506,000
Increase in cash and cash equivalents	39,568,000		17,326,000
Foreign exchange effect on cash and cash equivalents	(562,000)		(524,000)
Cash and cash equivalents, beginning of period	24,992,000		8,190,000
Cash and cash equivalents, end of period	$ 63,998,000		$ 24,992,000